Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment explanatory [Text Block]
Note 14    Property, plant and equipment

As of December 31, 2017 and December 31, 2016, the detail of property, plant and equipment is as follows:

14.1	Types of property, plant and equipment

Description of types of property, plant and equipment	12/31/2017 ThUS$	12/31/2016 ThUS$
Property, plant and equipment, net
Land	32,739	32,702
Buildings	230,319	237,585
Other property, plant and equipment	24,862	26,417
Transport equipment	3,257	3,355
Supplies and accessories	1,872	1,773
Office equipment	487	3,642
Network and communication equipment	1,050	1,686
Mining assets	16,237	24,643
IT equipment	3,401	366
Energy generating assets	7,861	8,191
Constructions in progress	165,054	170,710
Machinery, plant and equipment (1)	950,054	1,021,640
Total	1,437,193	1,532,710

Property, plant and equipment, gross
Land	32,739	32,702
Buildings	610,264	582,082
Other property, plant and equipment	244,831	253,555
Transport equipment	11,195	10,819
Supplies and accessories	19,498	18,259
Office equipment	11,105	17,731
Network and communication equipment	7,356	7,522
Mining assets	129,028	158,514
IT equipment	27,038	20,316
Energy generating assets	36,643	34,812
Constructions in progress	165,054	170,710
Machinery, plant and equipment	2,938,287	2,833,819
Total	4,233,038	4,140,841

Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings	379,945	344,497
Accumulated depreciation and impairment of other property, plant and equipment	219,969	227,138
Accumulated depreciation and impairment of transport equipment	7,938	7,464
Accumulated depreciation and impairment of supplies and accessories	17,626	16,486
Accumulated depreciation and impairment of office equipment	10,618	14,089
Accumulated depreciation and impairment of network and communication equipment	6,306	5,836
Accumulated depreciation and impairment of mining assets	112,791	133,871
Accumulated depreciation and impairment of IT equipment	23,637	19,950
Accumulated depreciation and impairment of energy generating assets	28,782	26,621
Accumulated depreciation and impairment of machinery, plant and equipment	1,988,233	1,812,179
Total	2,795,845	2,608,131

(1)       The detail of machinery, plant and equipment is as follows:

Description of classes of property, plant and equipment	12/31/2017 ThUS$	31/12/2016 ThUS$
Property, plant and equipment, net
Pumps	33,614	40,306
Conveyor belt	24,832	28,307
Crystallizer	15,519	17,585
Plant equipment	186,885	208,137
Water tanks	11,296	10,614
Filter	18,572	21,484
Facilities/electrical equipment	105,600	111,876
Other machinery, plant and equipment	72,812	57,298
Piping	113,641	124,699
Pond	275,731	299,956
Well	46,802	50,647
Parts	44,750	50,731
Total	950,054	1,021,640

14.2	Reconciliation of changes in property, plant and equipment by type:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2017 and December 31, 2016:

			Other
Reconciliation of changes in property,			property,				Network and			Energy		Machinery,
plant and equipment by class as of			plant and	Transport	Supplies and	Equipment	communication			generating	Assets under	plant and	Property, plant
December 31, 2017, gross amount	Land	Buildings	equipment	equipment	accessories	office	equipment	Mining assets	IT equipment	assets	construction	equipment	and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	32,702	582,082	253,555	10,819	18,259	17,731	7,522	158,514	20,316	34,812	170,710	2,833,819	4,140,841
Changes
Additions	-	189	541	-	115	42	12	-	899	122	158,797	26,067	186,784
Disposals	-	(59)	(11,623)	(321)	-	(23)	-	(30,082)	(57)	-	(16,761)	(3,374)	(62,300)
Increase (decrease) in foreign currency translation difference	45	103	3	1	-	-	-	-	(2)	-	1	118	269
Reclassifications	-	23,336	8,255	696	1,044	172	123	596	122	1,709	(120,668)	84,424	(191)
Other increases (decreases) (*)	403	4,669	(5,900)	-	80	(6,817)	(301)	-	5,760	-	(27,025)	(2,767)	(31,898)
Decreases for classification as held for sale (1)	(411)	(56)	-	-	-	-	-	-	-	-	-	-	(467)
Total changes	37	28,182	(8,724)	376	1,239	(6,626)	(166)	(29,486)	6,722	1,831	(5,656)	104,468	92,197
Closing balance	32,739	610,264	244,831	11,195	19,498	11,105	7,356	129,028	27,038	36,643	165,054	2,938,287	4,233,038

			Other
Reconciliation of changes in property, plant and equipment by class as of December 31, 2017, accumulated depreciation	Land	Buildings	property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	-	(344,497)	(227,138)	(7,464)	(16,486)	(14,089)	(5,836)	(133,871)	(19,950)	(26,621)	-	(1,812,179)	(2,608,131)
Changes
Disposals	-	58	11,622	312	-	3	-	30,083	25	-	-	3,210	45,313
Depreciation expense	-	(33,306)	(6,759)	(730)	(1,047)	(357)	(665)	(10,638)	(909)	(2,184)	-	(175,770)	(232,365)
Impairment	-	-	-	-	-	-	-	-	-	-	-	-	-
Increase (decrease) in foreign currency translation difference	-	(35)	(3)	(2)	-	-	-	-	(11)	-	-	(58)	(109)
Reclassifications	-	(62)	38	(32)	(110)	(69)	(25)	-	(46)	26	-	344	64
Other increases (decreases) (*)	-	(2,102)	2,271	(22)	17	3,894	220	1,635	(2,746)	(3)	-	(3,780)	(616)
Decreases for classification as held for sale (1)	-	(1)	-	-	-	-	-	-	-	-	-	-	(1)
Total changes	-	(35,448)	7,169	(474)	(1,140)	3,471	(470)	21,080	(3,687)	(2,161)	-	(176,054)	(187,714)
Closing balance	-	(379,945)	(219,969)	(7,938)	(17,626)	(10,618)	(6,306)	(112,791)	(23,637)	(28,782)	-	(1,988,233)	(2,795,845)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2017, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	32,702	237,585	26,417	3,355	1,773	3,642	1,686	24,643	366	8,191	170,710	1,021,640	1,532,710
Changes
Additions	-	189	541	-	115	42	12	-	899	122	158,797	26,067	186,784
Disposals	-	(1)	(1)	(9)	-	(20)	-	1	(32)	-	(16,761)	(164)	(16,987)
Depreciation expense	-	(33,306)	(6,759)	(730)	(1,047)	(357)	(665)	(10,638)	(909)	(2,184)	-	(175,770)	(232,365)
Impairment	-	-	-	-	-	-	-	-	-	-	-	-	-
Increase (decrease) in foreign currency translation difference	45	68	-	(1)	-	-	-	-	(13)	-	1	60	160
Reclassifications	-	23,274	8,293	664	934	103	98	596	76	1,735	(120,668)	84,768	(127)
Other increases (decreases) (*)	403	2,566	(3,629)	(22)	97	(2,923)	(81)	1,635	3,014	(3)	(27,025)	(6,547)	(32,515)
Decreases for classification as held for sale (1)	(411)	(56)	-	-	-	-	-	-	-	-	-	-	(467)
Total changes	37	(7,266)	(1,555)	(98)	99	(3,155)	(636)	(8,406)	3,035	(330)	(5,656)	(71,586)	(95,517)
Closing balance	32,739	230,319	24,862	3,257	1,872	487	1,050	16,237	3,401	7,861	165,054	950,054	1,437,193

(*) The net balance of other increases (decreases) corresponds to all those items that are reclassified to or from property, plant and equipment. They can have the following origin:1) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate, 2) the variation representing the purchase and use of materials and spare parts, 3) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets, 4) assets for retirement obligations and 5) software that is reclassified to Intangibles.

(1) Any property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale.

These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.

Reconciliation of changes in property, plant and equipment by class as of December 31, 2016, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	34,589	564,708	248,493	16,170	17,877	18,858	7,323	157,481	19,732	34,579	151,831	2,751,631	4,023,272
Changes
Additions	-	-	545	49	-	753	-	-	-	-	145,605	2,146	149,098
Disposals	-	-	(753)	(5,540)	(28)	(1)	-	-	-	-	(3,370)	(1,165)	(10,857)
Increase (decrease) in foreign currency translation difference	28	1	65	8	-	52	-	-	-	-	-	19	173
Reclassifications	-	17,373	5,809	277	410	51	199	1,033	584	233	(101,104)	80,987	5,852
Other increases (decreases) (*)	(24)	-	(410)	(145)	-	(1,982)	-	-	-	-	(22,252)	201	(24,612)
Decreases for classification as held for sale (1)	(1.891)	-	(194)	-	-	-	-	-	-	-	-	-	(2,085)
Total changes	(1,887)	17,374	5,062	(5,351)	382	(1,127)	199	1,033	584	233	18,879	82,188	117,569
Closing balance	32,702	582,082	253,555	10,819	18,259	17,731	7,522	158,514	20,316	34,812	170,710	2,833,819	4,140,841

Reconciliation of changes in property, plant and equipment by class as of December 31, 2016, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	-	(310,676)	(196,262)	(12,355)	(13,870)	(15,393)	(5,041)	(122,034)	(18,770)	(23,332)	-	(1,621,963)	(2,339,696)
Changes
Disposals	-	-	-	5,540	28	-	-	-	-	-	-	759	6,327
Depreciation expense	-	(33,470)	(7,288)	(683)	(2,265)	(845)	(774)	(11,837)	(1,179)	(2,374)	-	(178,942)	(239,657)
Impairment	-	(338)	(23,861)	(81)	(379)	(1)	(21)	-	(1)	(915)	-	(5,985)	(31,582)
Increase (decrease) in foreign currency translation difference	-	(13)	(14)	(14)	-	(28)	-	-	-	-	-	-	(69)
Reclassifications	-	-	-	-	-	-	-	-	-	-	-	(5,852)	(5,852)
Other increases (decreases) (*)	-	-	258	129	-	2,178	-	-	-	-	-	(196)	2,369
Decreases for classification as held for sale (1)	-	-	29	-	-	-	-	-	-	-	-	-	29
Total changes	-	(33,821)	(30,876)	4,891	(2,616)	1,304	(795)	(11,837)	(1,180)	(3,289)	-	(190,216)	(268,435)
Closing balance	-	(344,497)	(227,138)	(7,464)	(16,486)	(14,089)	(5,836)	(133,871)	(19,950)	(26,621)	-	(1,812,179)	(2,608,131)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2016, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	34,589	254,032	52,231	3,815	4,007	3,465	2,282	35,447	962	11,247	151,831	1,129,668	1,683,576
Changes
Additions	-	-	545	49	-	753	-	-	-	-	145,605	2,146	149,098
Disposals	-	-	(753)	-	-	(1)	-	-	-	-	(3,370)	(406)	(4,530)
Depreciation expense	-	(33,470)	(7,288)	(683)	(2,265)	(845)	(774)	(11,837)	(1,179)	(2,374)	-	(178,942)	(239,657)
Impairment	-	(338)	(23,861)	(81)	(379)	(1)	(21)	-	(1)	(915)	-	(5,985)	(31,582)
Increase (decrease) in foreign currency translation difference	28	(12)	51	(6)	-	24	-	-	-	-	-	19	104
Reclassifications	-	17,373	5,809	277	410	51	199	1,033	584	233	(101,104)	75,135	-
Other increases (decreases) (*)	(24)	-	(152)	(16)	-	196	-	-	-	-	(22,252)	5	(22,243)
Disminuciones por clasificar como mantenidos para la venta (1)	(1.891)	-	(165)	-	-	-	-	-	-	-	-	-	(2.056)
Total changes	(1,887)	(16,447)	(25,814)	(460)	(2,234)	177	(596)	(10,804)	(596)	(3,056)	18,879	(108,028)	(150,866)
Closing balance	32,702	237,585	26,417	3,355	1,773	3,642	1,686	24,643	366	8,191	170,710	1,021,640	1,532,710

(*) The net balance of other increases (decreases) corresponds to all those items that are reclassified to or from property, plant and equipment. They can have the following origin:1) work in progress which are expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate, 2) the variation representing the purchase and use of materials and spare parts, 3) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets, 4) Software that is reclassified to Intangibles.

14.3	Detail of property, plant and equipment pledged as guarantee

There are no restrictions in title or guarantees for compliance with obligations that affect property, plant and equipment.

14.4	Impairment of assets

As indicated in Note 3.28 to the financial statements, the recoverable amount of property, plant and equipment is measured provided that there is an indication that the asset could be impaired. As of December 31, 2017, there were no impairment adjustments and as of December 31, 2016 there were impairment adjustments associated with the closure of railway facilities for the transportation of products.

Railway for transportation of products from the Coya Sur location and the Port of Tocopilla

As a result of the rain storms that affected the Tocopilla Zone at the beginning of August 2015, SQM S.A. confirmed damages to several sections of the railway between the Coya Sur and Tocopilla sites. As of that date, the Company has used trucks to replace rail transportation. SQM has carried out several internal and external studies with the purpose of determining what would be necessary to repair the damage to the railway.

These reports revealed that repairing the damage would entail high long-term costs, and it is therefore not convenient to repair the railway in the short- to medium-term. This decision does not affect the production process or imply additional employee reductions.

Consequently, SQM has adjusted the value of the assets associated with the railway (fixed equipment, facilities and rolling stock), which has translated into a charge of approximately US$32 million, which is reflected in the line other expenses by function in the consolidated statement of income for the period. This amount represents around 0.8% of SQM’s total assets and 11% of revenue reported at the end of December 2016.

14.5	Additional information

Interest capitalized in construction-in-progress:

The amount capitalized for this concept amounted to ThUS$4,382 as of December 31, 2017 and ThUS$ 5,406 as of December 31, 2016.

Financing costs are not capitalized for periods which exceed the normal term of acquisition, construction or installation of the asset, such as occur with delays, interruptions or a temporary suspension of the project due to technical, financial or other issues, which prevent the asset from being maintained in good condition for its use.

Assets held for sale

The non-current assets held for sale and the components of the disposal groups classified as held for sale are presented in the Consolidated Statement of Financial Position as a line for the following concept: “Non-current assets or groups of assets classified as held for sale”.

The following table shows the main classes of non-current assets held for sale:

Assets held for sale	12/31/2017	12/31/2016
	ThUS$	ThUS$

Land	1,480	1,891
Facilities and fixtures	109	165
Total	1,589	2,056